Directors and Senior Management	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Directors and Senior Management
27 - DIRECTORS AND SENIOR MANAGEMENT

Remuneration of Directors of the Company	$ million
	2019	2018	2017
Emoluments	8	12	11
Value of released awards under long-term incentive plans	12	20	5
Employer contributions to pension plans	1	1	1

Emoluments comprise salaries and fees, annual bonuses (for the period for which performance is assessed) and other benefits. The value of released awards under long-term incentive plans for the period is in respect of the performance period ending in that year. In 2019, retirement benefits were accrued in respect of qualifying services under defined benefit plans by two Directors.

Further information on the remuneration of the Directors can be found in the Directors’ Remuneration Report on pages 98-101.

Directors and Senior Management expense	$ million
	2019	2018	2017
Short-term benefits	18	26	23
Retirement benefits	3	3	3
Share-based compensation	15	14	17
Termination and related amounts	2	—	3
Total	38	43	46

Directors and Senior Management comprise members of the Executive Committee and the Non-executive Directors of the Company.

Short-term benefits comprise salaries and fees, annual bonuses delivered in cash and shares (for the period for which performance is assessed), other benefits and employer social security contributions.